2. RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
2. RELATED PARTY TRANSACTIONS

2.	RELATED PARTY TRANSACTIONS

Related Party Borrowings

Related party transactions can arise with the Company’s officers and directors and their family members and affiliates. Except as disclosed below, no related party transactions have been entered into during the year which might reasonably affect any decisions made by the users of these consolidated financial statements.

Transactions with directors other than compensation

During the nine month period ended September 30, 2016 and the year ended December 31, 2015, the Company has received advances from related parties and directors as follows:

	2016	2015
Stockholder Advances	$139,200	$167,500
Advances from Affiliate	2,000	2,000
	$141,200	$169,500

The use of the proceeds from these borrowings has been to maintain the operations of the Company while seeking additional funding to grow marketing and operations of the Company. These advances have not yet been documented, but will be documented and will carry with them market rates of interest and terms.

During the two nine month periods ending September 30, 2016 and September 30, 2015, the Company has not been a party to any other material transaction, or proposed transactions, in which any member of the key management personnel (including directors, any other executive officer, senior manager, any spouse or relative of any of the foregoing, or any relative of such spouse), had or was to have a direct or indirect material interest.

2.	RELATED PARTY TRANSACTIONS

Related Party Borrowings

Related party transactions can arise with the Company’s officers and directors and their family members and affiliates. Except as disclosed below, no related party transactions have been entered into during the year which might reasonably affect any decisions made by the users of these consolidated financial statements.

Transactions with directors other than compensation

During the two years ended December 31, 2015 and December 31, 2014, the Company has received advances from related parties and directors as follows:

	2015	2014
Stockholder Advances	$167,500	$110,000
Advances from Affiliate	2,000	—
	$169,500	$110,000

The use of the proceeds from these borrowings has been to maintain the operations of the Company while seeking additional funding to grow marketing and operations of the Company. These advances have not yet been documented, but will be documented and will carry with them market rates of interest and terms.

During the two years ending December 31, 2015 and December 31, 2014, the Company has not been a party to any other material transaction, or proposed transactions, in which any member of the key management personnel (including directors, any other executive officer, senior manager, any spouse or relative of any of the foregoing, or any relative of such spouse), had or was to have a direct or indirect material interest.